First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 21.4%
	Automobiles – 0.3%
134,551	Ford Motor Co. (a)	6.50%	08/15/62	$3,241,333
	Banks – 2.5%
93	Atlantic Union Bankshares Corp., Series A	6.88%	(b)	1,986
227,073	Bank of America Corp., Series KK (c)	5.38%	(b)	5,174,994
49,151	Bank of America Corp., Series SS (c)	4.75%	(b)	1,004,155
23,977	Citizens Financial Group, Inc., Series D (c) (d)	6.35%	(b)	569,454
2,028	Citizens Financial Group, Inc., Series E	5.00%	(b)	37,964
40,000	Fifth Third Bancorp, Series A (c)	6.00%	(b)	979,600
77,002	JPMorgan Chase & Co., Series LL (c)	4.63%	(b)	1,607,802
177,126	KeyCorp (c) (d)	6.20%	(b)	3,806,438
267,493	Pinnacle Financial Partners, Inc., Series B (c)	6.75%	(b)	6,288,760
3,364	Wells Fargo & Co., Series AA (c)	4.70%	(b)	62,671
133,769	WesBanco, Inc., Series A (c) (d)	6.75%	(b)	3,115,480
174,262	Wintrust Financial Corp., Series E (c) (d)	6.88%	(b)	4,130,009
				26,779,313
	Capital Markets – 1.4%
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	544,529
173,946	Affiliated Managers Group, Inc.	4.20%	09/30/61	2,948,385
476,799	Carlyle Finance LLC	4.63%	05/15/61	8,606,222
182,488	KKR Group Finance Co., IX LLC (c)	4.63%	04/01/61	3,323,106
6,178	Oaktree Capital Group LLC, Series A	6.63%	(b)	139,623
4,751	Oaktree Capital Group LLC, Series B	6.55%	(b)	104,902
				15,666,767
	Consumer Finance – 0.2%
5,099	Capital One Financial Corp., Series I	5.00%	(b)	100,807
90,291	Capital One Financial Corp., Series J (c)	4.80%	(b)	1,685,733
				1,786,540
	Diversified REITs – 0.3%
168,343	Global Net Lease, Inc., Series A (a)	7.25%	(b)	3,720,380
	Diversified Telecommunication Services – 0.5%
172,303	AT&T, Inc., Series C (c)	4.75%	(b)	3,184,159
123,751	Qwest Corp.	6.50%	09/01/56	1,791,915
				4,976,074
	Electric Utilities – 0.4%
120,245	SCE Trust IV, Series J (c) (d)	5.38%	(b)	2,450,593
76,957	SCE Trust V, Series K (c) (d)	5.45%	(b)	1,738,459
				4,189,052
	Financial Services – 1.7%
164,440	Apollo Asset Management, Inc., Series B (c)	6.38%	(b)	4,086,334
468,779	Equitable Holdings, Inc., Series A (c)	5.25%	(b)	9,745,915
204,769	Jackson Financial, Inc. (d)	8.00%	(b)	5,108,987
				18,941,236
	Food Products – 0.4%
156,319	CHS, Inc., Series 3 (c) (d)	6.75%	(b)	3,950,181
	Gas Utilities – 0.3%
281,492	South Jersey Industries, Inc.	5.63%	09/16/79	3,677,693

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers – 0.7%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(b)	$3,899,181
161,321	Brookfield Renewable Partners L.P., Series 17 (c)	5.25%	(b)	3,332,892
				7,232,073
	Insurance – 8.2%
456,764	Aegon Funding Co., LLC (c)	5.10%	12/15/49	9,692,532
153,735	Allstate (The) Corp., Series J (c)	7.38%	(b)	4,126,247
471,007	American Equity Investment Life Holding Co., Series A (c) (d)	5.95%	(b)	9,905,277
247,889	American Equity Investment Life Holding Co., Series B (c) (d)	6.63%	(b)	5,751,025
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,020,909
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	3,402,409
192,000	Arch Capital Group Ltd., Series G (c)	4.55%	(b)	3,738,240
15,137	Argo Group International Holdings Ltd. (d)	7.00%	(b)	345,578
66,549	Aspen Insurance Holdings Ltd. (c)	5.63%	(b)	1,283,065
346,650	Aspen Insurance Holdings Ltd. (c)	5.63%	(b)	6,347,162
21,147	Aspen Insurance Holdings Ltd. (c) (d)	9.59%	(b)	540,517
43,928	Athene Holding Ltd., Series A (c) (d)	6.35%	(b)	939,620
52,936	Athene Holding Ltd., Series D	4.88%	(b)	886,678
590,886	Athene Holding Ltd., Series E (c) (d)	7.75%	(b)	14,695,335
133,393	CNO Financial Group, Inc.	5.13%	11/25/60	2,167,636
584,250	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (a) (c) (e)	8.51%	05/15/37	13,131,019
140,885	Lincoln National Corp., Series D (c)	9.00%	(b)	3,832,072
193,528	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,406,093
418	Prudential Financial, Inc. (a)	5.95%	09/01/62	10,701
2	Reinsurance Group of America, Inc. (d)	7.13%	10/15/52	51
114,588	RenaissanceRe Holdings Ltd., Series G	4.20%	(b)	2,068,313
				89,290,479
	Mortgage Real Estate Investment Trusts – 0.1%
32,703	AGNC Investment Corp., Series F (a) (d)	6.13%	(b)	694,612
	Multi-Utilities – 0.8%
88,144	Algonquin Power & Utilities Corp. (d)	6.88%	10/17/78	2,184,208
46,112	Algonquin Power & Utilities Corp., Series 19-A (c) (d)	6.20%	07/01/79	1,069,799
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	3,506,115
84,780	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(b)	1,492,967
5,053	Sempra	5.75%	07/01/79	123,041
				8,376,130
	Oil, Gas & Consumable Fuels – 1.6%
1,879	Energy Transfer L.P., Series D (d)	7.63%	(b)	47,200
470,833	Energy Transfer L.P., Series E (c) (d)	7.60%	(b)	11,629,575
228,396	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c) (e)	12.27%	(b)	5,837,802
				17,514,577
	Real Estate Management & Development – 1.6%
307,185	Brookfield Property Partners L.P., Series A	5.75%	(b)	4,154,677
388,145	Brookfield Property Partners L.P., Series A2	6.38%	(b)	5,674,680
398,983	Brookfield Property Preferred L.P.	6.25%	07/26/81	6,483,474
23,528	DigitalBridge Group, Inc., Series I (c)	7.15%	(b)	500,911
1,939	DigitalBridge Group, Inc., Series J	7.13%	(b)	41,204
				16,854,946
	Specialized REITs – 0.0%
17,466	National Storage Affiliates Trust, Series A (c)	6.00%	(b)	412,198

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services – 0.4%
75,137	United States Cellular Corp.	6.25%	09/01/69	$1,231,495
253,239	United States Cellular Corp.	5.50%	06/01/70	3,646,642
				4,878,137
	Total $25 Par Preferred Securities			232,181,721
	(Cost $272,641,947)
$100 PAR PREFERRED SECURITIES – 0.7%
	Banks – 0.7%
54,250	CoBank ACB, Series H (c) (d)	6.20%	(b)	5,236,481
28,000	Farm Credit Bank of Texas (d) (f)	6.75%	(b)	2,782,500
	Total $100 Par Preferred Securities			8,018,981
	(Cost $8,265,750)
$1,000 PAR PREFERRED SECURITIES – 4.7%
	Banks – 3.6%
6,977	Bank of America Corp., Series L	7.25%	(b)	8,497,986
26,113	Wells Fargo & Co., Series L	7.50%	(b)	30,786,966
				39,284,952
	Financial Services – 1.1%
12,000	Compeer Financial ACA (d) (f)	6.75%	(b)	12,000,189
	Total $1,000 Par Preferred Securities			51,285,141
	(Cost $56,571,526)
$1,000,000 PAR PREFERRED SECURITIES – 1.2%
	Mortgage Real Estate Investment Trusts – 1.2%
12	FT Real Estate Securities Co., Inc. (g) (h) (i)	9.50%	(b)	12,840,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 118.1%
	Banks – 60.2%
$12,935,000	Australia & New Zealand Banking Group Ltd. (c) (d) (f) (j)	6.75%	(b)	12,902,080
9,100,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (d) (j)	6.50%	(b)	8,687,770
5,000,000	Banco Mercantil del Norte S.A. (d) (f) (j)	7.50%	(b)	4,539,700
8,000,000	Banco Mercantil del Norte S.A. (d) (f) (j)	7.63%	(b)	7,368,134
7,400,000	Banco Mercantil del Norte S.A. (d) (f) (j)	8.38%	(b)	7,259,844
10,800,000	Banco Santander S.A. (d) (j)	4.75%	(b)	8,612,437
13,400,000	Banco Santander S.A. (c) (d) (j) (k)	7.50%	(b)	13,020,713
29,385,000	Bank of America Corp., Series TT (c) (d)	6.13%	(b)	29,261,583
1,360,000	Bank of America Corp., Series X (c) (d)	6.25%	(b)	1,350,752
3,800,000	Bank of Nova Scotia (The) (d)	4.90%	(b)	3,608,532
16,920,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	17,603,360
1,300,000	Barclays PLC (d) (j)	4.38%	(b)	948,664
28,600,000	Barclays PLC (c) (d) (j)	8.00%	(b)	28,233,348
34,670,000	Barclays PLC (c) (d) (j)	8.00%	(b)	32,329,775
8,550,000	BBVA Bancomer S.A. (a) (d) (f) (j)	5.88%	09/13/34	7,659,394
9,900,000	BBVA Bancomer S.A. (d) (f) (j)	8.45%	06/29/38	10,088,100
10,400,000	BNP Paribas S.A. (d) (f) (j)	4.63%	(b)	7,979,178
17,710,000	BNP Paribas S.A. (c) (d) (f) (j)	7.75%	(b)	17,672,809
4,000,000	BNP Paribas S.A. (c) (d) (f) (j)	9.25%	(b)	4,212,303
6,370,000	Citigroup, Inc. (c) (d)	3.88%	(b)	5,560,373
23,000,000	Citigroup, Inc. (c) (d)	7.38%	(b)	23,460,000

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$3,022,000	Citigroup, Inc., 3 Mo. CME Term SOFR + CSA + 4.07% (c) (e)	9.70%	(b)	$3,042,398
9,351,000	Citigroup, Inc., Series M (c) (d)	6.30%	(b)	9,187,358
8,600,000	Citigroup, Inc., Series P (c) (d)	5.95%	(b)	8,357,180
6,500,000	Citizens Financial Group, Inc., Series F (c) (d)	5.65%	(b)	6,194,500
607,000	Citizens Financial Group, Inc., Series G (d)	4.00%	(b)	471,184
25,000,000	CoBank ACB, Series I (c) (d)	6.25%	(b)	24,120,002
9,695,000	CoBank ACB, Series K (c) (d)	6.45%	(b)	9,196,382
2,800,000	Commerzbank AG (d) (j) (k)	7.00%	(b)	2,599,094
5,000,000	Credit Agricole S.A. (c) (d) (f) (j)	6.88%	(b)	4,900,500
10,500,000	Credit Agricole S.A. (c) (d) (f) (j)	8.13%	(b)	10,568,093
8,940,000	Danske Bank A.S. (c) (d) (j) (k)	7.00%	(b)	8,593,280
3,450,000	Farm Credit Bank of Texas, Series 3 (a) (d) (f)	6.20%	(b)	3,053,250
7,500,000	Farm Credit Bank of Texas, Series 4 (c) (d) (f)	5.70%	(b)	7,012,500
4,706,000	Fifth Third Bancorp, Series L (c) (d)	4.50%	(b)	4,328,908
25,100,000	HSBC Holdings PLC (c) (d) (j)	8.00%	(b)	25,315,019
15,092,000	ING Groep N.V. (c) (d) (j)	5.75%	(b)	13,561,444
10,920,000	ING Groep N.V. (c) (d) (j)	6.50%	(b)	10,302,177
3,900,000	ING Groep N.V. (d) (j) (k)	7.50%	(b)	3,670,177
27,200,000	Intesa Sanpaolo S.p.A. (c) (d) (f) (j)	7.70%	(b)	26,248,000
9,600,000	Lloyds Banking Group PLC (c) (d) (j)	6.75%	(b)	8,939,225
9,932,000	Lloyds Banking Group PLC (c) (d) (j)	7.50%	(b)	9,687,871
7,912,000	Lloyds Banking Group PLC (c) (d) (j)	7.50%	(b)	7,498,598
20,067,000	Lloyds Banking Group PLC (c) (d) (j)	8.00%	(b)	18,832,879
3,979,659	M&T Bank Corp. (c) (d)	3.50%	(b)	2,981,242
648,000	M&T Bank Corp., Series F (d)	5.13%	(b)	547,009
5,100,000	NatWest Group PLC (c) (d) (j)	6.00%	(b)	4,785,585
10,150,000	NatWest Group PLC (c) (d) (j)	8.00%	(b)	10,047,130
7,594,000	PNC Financial Services Group (The), Inc., Series U (c) (d)	6.00%	(b)	7,029,274
10,976,000	PNC Financial Services Group (The), Inc., Series V (c) (d)	6.20%	(b)	10,591,840
14,390,000	PNC Financial Services Group (The), Inc., Series W (c) (d)	6.25%	(b)	13,194,509
24,100,000	Societe Generale S.A. (d) (f) (j)	5.38%	(b)	19,282,410
20,300,000	Societe Generale S.A. (c) (d) (f) (j)	9.38%	(b)	20,702,955
18,565,000	Standard Chartered PLC (d) (f) (j)	4.30%	(b)	14,543,821
65,000	Standard Chartered PLC (d) (k)	7.01%	(b)	62,483
9,200,000	Standard Chartered PLC (c) (d) (f) (j)	7.75%	(b)	9,179,761
3,200,000	Svenska Handelsbanken AB (d) (j) (k)	4.75%	(b)	2,537,635
1,000,000	Swedbank AB (d) (j) (k)	7.63%	(b)	940,242
2,779,000	Texas Capital Bancshares, Inc. (c) (d)	4.00%	05/06/31	2,225,875
16,000,000	Toronto-Dominion Bank (The) (a) (d)	8.13%	10/31/82	16,476,800
22,201,000	UniCredit S.p.A. (c) (d) (j) (k)	8.00%	(b)	21,982,986
5,000,000	UniCredit S.p.A. (a) (d) (f)	5.46%	06/30/35	4,367,311
13,000,000	Wells Fargo & Co. (d)	7.63%	(b)	13,398,320
				652,916,056
	Capital Markets – 5.5%
12,296,000	Apollo Management Holdings L.P. (a) (c) (d) (f)	4.95%	01/14/50	10,333,947
9,300,000	Ares Finance Co. III LLC (a) (c) (d) (f)	4.13%	06/30/51	6,965,931
15,772,000	Charles Schwab (The) Corp., Series G (c) (d)	5.38%	(b)	15,459,900
1,500,000	Charles Schwab (The) Corp., Series H (d)	4.00%	(b)	1,176,733
660,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(b)	590,033
2,200,000	Charles Schwab (The) Corp., Series K (c) (d)	5.00%	(b)	1,990,328
19,220,000	Credit Suisse Group AG (d) (g) (h) (i) (j)	5.25%	(b)	0
15,730,000	Credit Suisse Group AG (d) (g) (h) (i) (j)	6.38%	(b)	0
28,250,000	Credit Suisse Group AG (d) (g) (h) (i) (j)	7.50%	(b)	0
6,400,000	Credit Suisse Group AG (d) (g) (h) (i) (j)	9.75%	(b)	0

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$18,300,000	Deutsche Bank AG, Series 2020 (c) (d) (j)	6.00%	(b)	$15,320,624
6,850,000	EFG International AG (d) (j) (k)	5.50%	(b)	5,262,855
300,000	Goldman Sachs Group (The), Inc., Series R (c) (d)	4.95%	(b)	283,683
2,000,000	Macquarie Bank Ltd. (d) (f) (j)	6.13%	(b)	1,832,016
				59,216,050
	Construction Materials – 0.7%
7,800,000	Cemex SAB de CV (d) (f)	9.13%	(b)	8,122,094
	Consumer Finance – 0.5%
5,639,000	Ally Financial, Inc., Series B (d)	4.70%	(b)	4,296,213
1,835,000	Ally Financial, Inc., Series C (d)	4.70%	(b)	1,288,686
				5,584,899
	Electric Utilities – 2.1%
7,950,000	American Electric Power Co., Inc. (a) (c) (d)	3.88%	02/15/62	6,454,445
1,377,000	Edison International, Series A (c) (d)	5.38%	(b)	1,225,501
3,739,000	Edison International, Series B (c) (d)	5.00%	(b)	3,239,736
6,976,000	Emera, Inc., Series 16-A (a) (d)	6.75%	06/15/76	6,810,093
5,110,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (c) (e)	9.50%	(b)	5,115,621
				22,845,396
	Financial Services – 4.5%
15,000,000	American AgCredit Corp. (c) (d) (f)	5.25%	(b)	13,331,250
9,350,000	Capital Farm Credit ACA, Series 1 (c) (d) (f)	5.00%	(b)	8,368,250
3,800,000	Compeer Financial ACA (c) (d) (f)	4.88%	(b)	3,429,500
22,150,000	Corebridge Financial, Inc. (a) (c) (d)	6.88%	12/15/52	21,647,308
2,224,000	Voya Financial, Inc., Series A (c) (d)	6.13%	(b)	2,172,776
				48,949,084
	Food Products – 4.7%
6,000,000	Dairy Farmers of America, Inc. (c) (g)	7.13%	(b)	5,385,000
7,329,000	Land O’Lakes Capital Trust I (a) (c) (g)	7.45%	03/15/28	6,925,905
10,000,000	Land O’Lakes, Inc. (a) (c) (f)	7.25%	(b)	7,946,000
33,000,000	Land O’Lakes, Inc. (c) (f)	8.00%	(b)	31,020,000
				51,276,905
	Insurance – 17.5%
3,000,000	Aegon N.V. (a) (d)	5.50%	04/11/48	2,867,280
17,585,000	Assurant, Inc. (a) (c) (d)	7.00%	03/27/48	17,149,661
5,150,000	Assured Guaranty Municipal Holdings, Inc. (a) (d) (f)	6.40%	12/15/66	4,616,967
9,932,000	AXIS Specialty Finance LLC (a) (c) (d)	4.90%	01/15/40	7,991,167
2,000,000	CNP Assurances SACA (d) (k)	4.88%	(b)	1,512,188
8,704,000	Enstar Finance LLC (a) (d)	5.75%	09/01/40	7,622,018
17,149,000	Enstar Finance LLC (a) (d)	5.50%	01/15/42	13,348,795
15,300,000	Fortegra Financial Corp. (a) (c) (d) (g)	8.50%	10/15/57	14,649,750
4,400,000	Global Atlantic Fin Co. (a) (f)	7.95%	06/15/33	4,412,452
25,121,000	Global Atlantic Fin Co. (a) (d) (f)	4.70%	10/15/51	18,127,502
18,939,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (c) (e) (f)	7.45%	02/12/47	16,220,869
8,183,000	Kuvare US Holdings, Inc. (c) (d) (f)	7.00%	02/17/51	8,510,320
2,000,000	La Mondiale SAM (c) (d) (k)	5.88%	01/26/47	1,917,340
9,500,000	Lancashire Holdings Ltd. (c) (d) (k)	5.63%	09/18/41	7,897,939
11,204,000	Liberty Mutual Group, Inc. (a) (c) (d) (f)	4.13%	12/15/51	8,978,836

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$3,295,000	Liberty Mutual Group, Inc. (f)	4.30%	02/01/61	$2,052,820
4,125,000	Lincoln National Corp., Series C (c) (d)	9.25%	(b)	4,382,958
2,442,000	Nationwide Financial Services Capital Trust (a) (l)	7.90%	03/01/37	2,557,995
2,910,000	Nationwide Financial Services, Inc. (a) (c)	6.75%	05/15/37	2,781,757
16,684,000	Prudential Financial, Inc. (a) (d)	6.00%	09/01/52	16,031,564
14,900,000	QBE Insurance Group Ltd. (c) (d) (f)	5.88%	(b)	14,337,630
9,765,000	QBE Insurance Group Ltd. (c) (d) (k)	6.75%	12/02/44	9,674,939
2,000,000	QBE Insurance Group Ltd. (c) (d) (k)	5.88%	06/17/46	1,922,885
				189,565,632
	Multi-Utilities – 4.1%
28,281,000	Algonquin Power & Utilities Corp. (a) (c) (d)	4.75%	01/18/82	22,846,806
990,000	Dominion Energy, Inc., Series B (c) (d)	4.65%	(b)	906,348
24,890,000	Sempra (c) (d)	4.13%	04/01/52	20,477,169
				44,230,323
	Oil, Gas & Consumable Fuels – 12.8%
9,000,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (c) (e)	9.63%	01/22/78	7,673,985
27,810,000	Enbridge, Inc. (a) (c) (d)	6.25%	03/01/78	25,786,770
5,000,000	Enbridge, Inc. (a) (c) (d)	7.63%	01/15/83	5,064,505
21,262,000	Enbridge, Inc., Series 16-A (a) (c) (d)	6.00%	01/15/77	20,121,785
15,150,000	Enbridge, Inc., Series 20-A (c) (d)	5.75%	07/15/80	13,866,955
2,543,000	Energy Transfer L.P., Series B (c) (d)	6.63%	(b)	2,024,864
11,509,000	Energy Transfer L.P., Series F (c) (d)	6.75%	(b)	10,497,055
14,694,000	Energy Transfer L.P., Series G (c) (d)	7.13%	(b)	12,942,492
2,000,000	Energy Transfer L.P., Series H (c) (d)	6.50%	(b)	1,816,614
494,000	Enterprise Products Operating LLC (d)	5.38%	02/15/78	415,850
10,399,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (c) (e)	8.27%	06/01/67	9,729,216
4,151,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (c) (e)	8.30%	08/16/77	4,154,070
990,000	Enterprise Products Operating LLC, Series E (c) (d)	5.25%	08/16/77	881,020
21,650,000	Transcanada Trust (a) (c) (d)	5.50%	09/15/79	18,494,627
6,450,000	Transcanada Trust (a) (c) (d)	5.60%	03/07/82	5,441,462
				138,911,270
	Retail REITs – 0.6%
1,200,000	Scentre Group Trust 2 (a) (d) (f)	4.75%	09/24/80	1,080,178
6,450,000	Scentre Group Trust 2 (a) (c) (d) (f)	5.13%	09/24/80	5,443,833
				6,524,011
	Trading Companies & Distributors – 4.9%
37,945,000	AerCap Holdings N.V. (c) (d)	5.88%	10/10/79	36,736,301
4,863,000	Air Lease Corp., Series B (c) (d)	4.65%	(b)	4,324,729
15,335,000	Aircastle Ltd. (c) (d) (f)	5.25%	(b)	11,654,600
				52,715,630
	Total Capital Preferred Securities			1,280,857,350
	(Cost $1,425,347,145)

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.6%
	Insurance – 2.6%
$29,795,925	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (a) (c) (f) (m)	7.63%	10/15/25	$27,904,480
	(Cost $30,082,694)
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
4,396,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	4,379,707
	(Cost $4,395,897)

	Total Investments – 149.1%	1,617,467,380
	(Cost $1,813,294,959)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENT – (9.2)%
(100,000,000)	Scotia Bank, due 10/29/23, 1 month CME Term SOFR + CSA + 65bps	(100,000,000)
	Outstanding Loan – (41.8)%	(453,600,000)
	Net Other Assets and Liabilities – 1.9%	21,010,725
	Net Assets – 100.0%	$1,084,878,105

(a)	This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds with a remaining contractual maturity of 30-90 days. At July 31, 2023, securities noted as such are valued at $388,979,486.
(b)	Perpetual maturity.
(c)	All or a portion of this security serves as collateral on the outstanding loan.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Floating or variable rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $429,012,307 or 39.5% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At July 31, 2023, securities noted as such are valued at $12,840,000 or 1.2% of net assets.
(i)	This security’s value was determined using significant unobservable inputs.
(j)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2023, securities noted as such amounted to $448,648,626 or 27.4% of managed assets. Of these securities, 8.2% originated in emerging markets, and 91.8% originated in foreign markets.
(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(m)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2022 to July 31, 2023) this security paid all of its interest in cash.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	Chicago Mercantile Exchange
CSA	Credit Spread Adjustment
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$ 3,677,693	$ —	$ 3,677,693	$ —
Insurance	89,290,479	66,330,049	22,960,430	—
Other Industry Categories*	139,213,549	139,213,549	—	—
$100 Par Preferred Securities*	8,018,981	—	8,018,981	—
$1,000 Par Preferred Securities:
Banks	39,284,952	39,284,952	—	—
Financial Services	12,000,189	—	12,000,189	—
$1,000,000 Par Preferred Securities*	12,840,000	—	—	12,840,000
Capital Preferred Securities:
Capital Markets	59,216,050	—	59,216,050	—**
Other Industry Categories*	1,221,641,300	—	1,221,641,300	—
Foreign Corporate Bonds and Notes*	27,904,480	—	27,904,480	—
Corporate Bonds and Notes*	4,379,707	—	4,379,707	—
Total Investments	$ 1,617,467,380	$ 244,828,550	$ 1,359,798,830	$ 12,840,000

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreement	$ (100,000,000)	$ —	$ (100,000,000)	$ —

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2022
$1,000,000 Par Preferred Securities	$13,440,000
Capital Preferred Securities	—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	(600,000)
Purchases	—
Sales	—
Transfers In	—
Capital Preferred Securities	—*
Transfers Out	—
Ending Balance at July 31, 2023
$1,000,000 Par Preferred Securities	12,840,000
Capital Preferred Securities	—*
Total Level 3 Holdings	$12,840,000

* Investments are valued at $0.
There was a net change of $(57,177,516) in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2023.

Restricted Securities
As of July 31, 2023 the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Credit Suisse Group AG, 5.25%	8/4/20 - 6/7/22	$19,220,000	$—	$19,020,560	$—	—%
Credit Suisse Group AG, 6.38%	8/14/19 - 8/19/22	$15,730,000	—	15,308,000	—	—
Credit Suisse Group AG, 7.50%	7/19/18 - 3/4/21	$28,250,000	—	29,635,528	—	—
Credit Suisse Group AG, 9.75%	6/16/22 - 12/5/22	$6,400,000	—	6,250,500	—	—
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	89.75	6,000,000	5,385,000	0.50
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	95.75	15,343,635	14,649,750	1.35
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,070,000.00	15,990,000	12,840,000	1.18
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	3/20/15 - 2/25/19	$7,329,000	94.50	7,636,284	6,925,905	0.64
				$115,184,507	$39,800,655	3.67%